UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08549

                              OAK ASSOCIATES FUNDS
               (Exact name of registrant as specified in charter)

                                    --------

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  Leslie Manna
                            c/o Oak Associates, Ltd.
                         3875 Embassy Parkway, Suite 250
                             Akron, Ohio 44333-8334
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-462-5386

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                     DATE OF REPORTING PERIOD: JULY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

Schedule of Investments (Unaudited)

July 31, 2008

--------------------------------------------------------------------------------------
White Oak Select Growth Fund
--------------------------------------------------------------------------------------
                                                                             Market
Description                                              Shares            Value (000)
--------------------------------------------------------------------------------------
COMMON STOCK -- 98.8%

BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) -- 8.2%
Amgen*                                                   400,000         $      25,052
                                                                         -------------
                                                                                25,052
                                                                         -------------

COMMERCIAL BANKS -- 2.6%
Citigroup                                                420,000                 7,850
                                                                         -------------
                                                                                 7,850
                                                                         -------------

COMPUTER COMMUNICATIONS EQUIPMENT -- 12.9%
Cisco Systems*                                         1,150,000                25,288
Juniper Networks*                                        540,000                14,056
                                                                         -------------
                                                                                39,344
                                                                         -------------

E-COMMERCE - SERVICES -- 11.7%
Amazon.com*                                              290,000                22,139
eBay*                                                    535,000                13,466
                                                                         -------------
                                                                                35,605
                                                                         -------------
ELECTRONIC COMPUTERS -- 9.8%
Dell*                                                    400,000                 9,828
International Business Machines                          155,000                19,837
                                                                         -------------
                                                                                29,665
                                                                         -------------

HOSPITAL & Medical Service Plans -- 0.8%
UnitedHealth Group                                        90,000                 2,527
                                                                         -------------
                                                                                 2,527
                                                                         -------------

PHARMACEUTICAL PREPARATIONS -- 4.9%
Teva Pharmaceutical Industries ADR                       335,000                15,021
                                                                         -------------
                                                                                15,021
                                                                         -------------

SECURITY BROKERS, DEALERS &
   Flotation Companies -- 15.3%
Charles Schwab                                         1,300,000                29,757
Legg Mason                                               165,000                 6,658
Merrill Lynch                                            380,000                10,127
                                                                         -------------
                                                                                46,542
                                                                         -------------

SEMICONDUCTOR CAPITAL EQUIPMENT -- 4.4%
Applied Materials                                        765,000                13,250
                                                                         -------------
                                                                                13,250
                                                                         -------------


                                                         SHARES/             MARKET
Description                                         Face Amount (000)     Value (000)
--------------------------------------------------------------------------------------
SEMICONDUCTORS & Related Devices-- 4.8%
Broadcom, Cl A*                                          600,000         $      14,574
                                                                         -------------
                                                                                14,574
                                                                         -------------

SERVICES - COMPUTER PROGRAMMING SERVICES-- 4.6%
Cognizant Technology Solutions, Cl A*                    500,000                14,035
                                                                         -------------
                                                                                14,035
                                                                         -------------

SERVICES - HOME HEALTH CARE SERVICES-- 4.8%
Express Scripts*                                         205,000                14,461
                                                                         -------------
                                                                                14,461
                                                                         -------------

SYSTEMS - COMPUTER INTEGRATED SYSTEMS DESIGN-- 2.3%
Salesforce.com*                                          110,000                 7,017
                                                                         -------------
                                                                                 7,017
                                                                         -------------

TELEPHONE COMMUNICATIONS EXCEPT RADIOTELEPHONE-- 2.1%
Sprint Nextel                                            800,000                 6,512
                                                                         -------------
                                                                                 6,512
                                                                         -------------

WEB PORTALS/ISP -- 9.6%
Google, Cl A*                                             43,000                20,371
Yahoo!*                                                  450,000                 8,951
                                                                         -------------
                                                                                29,322
                                                                         -------------
TOTAL COMMON STOCK
     (Cost $274,016)(000)                                                      300,777
                                                                         -------------
REPURCHASE AGREEMENT-- 0.2%
Morgan Stanley (A)
    1.750%, dated 07/31/08, to be
    repurchased on 08/01/08, repurchase price
    $526,316 (collateralized by a U.S. Treasury
    Note, par value $451,266, 2.375%,
    01/15/25; total market value: $536,816)
                                                       $     526                   526
                                                                         -------------
TOTAL REPURCHASE AGREEMENT
     (Cost $526)(000)                                                              526
                                                                         -------------
TOTAL INVESTMENTS -- 99.0%
    (Cost $274,542)(000) +                                               $     301,303
                                                                         =============

                                  PERCENTAGES ARE BASED ON NET ASSETS OF $304,439,069.
                                  * NON-INCOME PRODUCING SECURITY
                                  (A) TRI-PARTY REPURCHASE AGREEMENT
                                  ADR-- AMERICAN DEPOSITARY RECEIPT
                                  CL-- CLASS
                                  ISP-- INTERNET SERVICE PROVIDER


+AT JULY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $275,065,930 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $66,717,307 AND $(40,480,497), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                        1                         www.oakfunds.com

Schedule of Investments (Unaudited)

JULY 31, 2008

--------------------------------------------------------------------------------------
Rock Oak Core Growth Fund
--------------------------------------------------------------------------------------
                                                                             Market
Description                                              Shares            Value (000)
--------------------------------------------------------------------------------------
COMMON STOCK-- 99.0%

AMUSEMENT AND RECREATIONAL SERVICES-- 1.8%
International Game Technology                              5,600       $           122
                                                                         -------------
                                                                                   122
                                                                         -------------

BIOLOGICAL PRODUCTS
     (NO DIAGNOSTIC SUBSTANCES) -- 8.3%
Genzyme*                                                   3,000                   230
Gilead Sciences*                                           6,300                   340
                                                                         -------------
                                                                                   570
                                                                         -------------

COMPUTER COMMUNICATIONS EQUIPMENT-- 2.6%
Cisco Systems*                                             8,200                   180
                                                                         -------------
                                                                                   180
                                                                         -------------

CONSUMER WIRELESS DEVICES -- 5.3%
Research In Motion*                                        3,000                   368
                                                                         -------------
                                                                                   368
                                                                         -------------

CRUDE PETROLEUM NATURAL GAS -- 1.0%
Petroleo Brasileiro ADR*                                   1,000                    56
XTO Energy                                                   200                     9
                                                                         -------------
                                                                                    65
                                                                         -------------

DIVERSIFIED MANUFACTURING -- 3.2%
ITT                                                        3,300                   221
                                                                         -------------
                                                                                   221
                                                                         -------------

E-COMMERCE - SERVICES -- 1.9%
eBay*                                                      5,300                   133
                                                                         -------------
                                                                                   133
                                                                         -------------

ELECTRONIC COMPUTERS -- 4.6%
Apple*                                                     2,000                   318
                                                                         -------------
                                                                                   318
                                                                         -------------
FIBER OPTIC COMPONENTS -- 2.2%
Corning                                                    7,600                   152
                                                                         -------------
                                                                                   152
                                                                         -------------

HOSPITAL & MEDICAL SERVICE PLANS -- 1.2%
UnitedHealth Group                                         3,000                    84
                                                                         -------------
                                                                                    84
                                                                         -------------

LABORATORY ANALYTICAL INSTRUMENTS-- 2.7%
Hologic*                                                  10,000                   185
                                                                         -------------
                                                                                   185
                                                                         -------------

OIL, GAS FIELD SERVICES -- 9.8%
Schlumberger                                               2,000                   203
Transocean                                                 1,500                   204
Weatherford International*                                 7,200                   272
                                                                         -------------
                                                                                   679
                                                                         -------------

PERSONAL CREDIT INSTITUTIONS -- 2.2%
American Express                                           4,000                   148
                                                                         -------------
                                                                                   148
                                                                         -------------

RADIOTELEPHONE COMMUNICATIONS -- 1.5%
Vimpel-Communications ADR*                                 4,200                   106
                                                                         -------------
                                                                                   106
                                                                         -------------


--------------------------------------------------------------------------------------
                                                                             Market
Description                                              Shares            Value (000)
--------------------------------------------------------------------------------------
RAILROADS -- 3.3%
Kansas City Southern*                                      4,100         $         226
                                                                         -------------
                                                                                   226
                                                                         -------------

SECURITY BROKERS, DEALERS & FLOTATION COMPANIES-- 10.3%
CME Group                                                    700                   252
Goldman Sachs Group                                        1,700                   313
Legg Mason                                                 3,600                   145
                                                                         -------------
                                                                                   710
                                                                         -------------

SEMICONDUCTOR CAPITAL EQUIPMENT -- 0.1%
Applied Materials                                            500                     9
                                                                         -------------
                                                                                     9
                                                                         -------------

SEMICONDUCTORS & RELATED DEVICES -- 8.9%
Broadcom, Cl A*                                            5,800                   141
MEMC Electronic Materials*                                 1,400                    65
Qualcomm                                                   7,400                   410
                                                                         -------------
                                                                                   616
                                                                         -------------

SERVICES - COMPUTER PROGRAMMING SERVICES-- 5.3%
Cognizant Technology Solutions, Cl A*                     13,100                   368
                                                                         -------------
                                                                                   368
                                                                         -------------

SERVICES - ENGINEERING SERVICES -- 7.4%
Jacobs Engineering Group*                                  3,500                   271
Monsanto                                                   2,000                   238
                                                                         -------------
                                                                                   509
                                                                         -------------

STEEL WORKS, BLAST FURNACES & ROLLING MILLS-- 0.1%
Nucor                                                        100                     6
                                                                         -------------
                                                                                     6
                                                                         -------------

SURGICAL & MEDICAL INSTRUMENTS & APPARATUS-- 4.7%
Baxter International                                       4,700                   322
                                                                         -------------
                                                                                   322
                                                                         -------------

SYSTEMS -  COMPUTER INTEGRATED
   SYSTEMS DESIGN -- 3.2%
Salesforce.com*                                            3,500                   223
                                                                         -------------
                                                                                   223
                                                                         -------------

TRUCKING & COURIER SERVICES -- 2.6%
Expeditors International Washington                        5,100                   181
                                                                         -------------
                                                                                   181
                                                                         -------------

WEB PORTALS/ISP -- 2.7%
Google, Cl A*                                                400                   189
                                                                         -------------
                                                                                   189
                                                                         -------------

WELL EQUIPMENT -- 2.1%
National Oilwell Varco*                                    1,800                   142
                                                                         -------------
                                                                                   142
                                                                         -------------

TOTAL COMMON STOCK
     (Cost $5,894)(000)                                                          6,832
                                                                         -------------

--------------------------------------------------------------------------------
1-888-462-5386                        2                         www.oakfunds.com

Schedule of Investments (Unaudited)

JULY 31, 2008

--------------------------------------------------------------------------------------
Rock Oak Core Growth Fund
--------------------------------------------------------------------------------------
                                                                             Market
Description                                       Face Amount (000)        Value (000)
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENT-- 3.4%
Morgan Stanley (A)
    1.750%, dated 07/31/08, to be
    repurchased on 08/01/08, repurchase price
    $234,911 (collateralized by a U.S. Treasury
    Note, par value $201,414, 2.375%,
    01/15/25; total market value: $239,598)
                                                       $     235         $         235
                                                                         -------------
TOTAL REPURCHASE AGREEMENT
     (Cost $235)(000)                                                              235
                                                                         -------------
TOTAL INVESTMENTS -- 102.4%
    (Cost $6,129)(000) +                                                 $       7,067
                                                                         =============


                                     PERCENTAGES ARE BASED ON NET ASSETS OF $6,898,704.
                                     * NON-INCOME PRODUCING SECURITY
                                     (A) TRI-PARTY REPURCHASE AGREEMENT
                                     ADR-- AMERICAN DEPOSITARY RECEIPT
                                     CL-- CLASS
                                     ISP-- INTERNET SERVICE PROVIDER


+AT JULY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $6,128,645 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,457,910 AND $(519,603), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


1-888-462-5386                        3                         www.oakfunds.com

Schedule of Investments (Unaudited)

JULY 31, 2008

--------------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund
--------------------------------------------------------------------------------------
                                                                             Market
Description                                              Shares            Value (000)
--------------------------------------------------------------------------------------
COMMON STOCK-- 98.2%

BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) -- 0.2%
Cell Genesys*                                             38,486         $         122
                                                                         -------------
                                                                                   122
                                                                         -------------

COMMERCIAL BANKS -- 11.9%
Citigroup                                                  9,000                   168
M&T Bank                                                  13,700                   964
TCF Financial                                            359,000                 4,577
                                                                         -------------
                                                                                 5,709
                                                                         -------------

COMPUTER COMMUNICATIONS EQUIPMENT-- 10.9%
Cisco Systems*                                           103,000                 2,265
Juniper Networks*                                        115,000                 2,993
                                                                         -------------
                                                                                 5,258
                                                                         -------------

E-COMMERCE - SERVICES -- 19.4%
Amazon.com*                                               42,000                 3,206
eBay*                                                    111,000                 2,794
Expedia*                                                 171,000                 3,347
                                                                         -------------
                                                                                 9,347
                                                                         -------------

MOTORCYCLES, BICYCLES AND PARTS -- 3.8%
Harley-Davidson                                           47,700                 1,805
                                                                         -------------
                                                                                 1,805
                                                                         -------------

NEWSPAPERS, PUBLISHING -- 1.2%
Gannett                                                   31,000                   562
                                                                         -------------
                                                                                   562
                                                                         -------------

RETAIL - JEWELRY STORES -- 5.0%
Blue Nile*                                                52,718                 2,031
Tiffany                                                   10,000                   378
                                                                         -------------
                                                                                 2,409
                                                                         -------------

SECURITY BROKERS, DEALERS &
   FLOTATION COMPANIES -- 11.1%
Charles Schwab                                           167,000                 3,823
Merrill Lynch                                             29,000                   773
Morgan Stanley                                            19,000                   750
                                                                         -------------
                                                                                 5,346
                                                                         -------------


                                                         SHARES/             MARKET
Description                                         Face Amount (000)     Value (000)
--------------------------------------------------------------------------------------
SEMICONDUCTOR CAPITAL EQUIPMENT -- 11.9%
Applied Materials                                         65,000         $       1,126
KLA-Tencor                                                59,000                 2,218
Novellus Systems*                                        116,000                 2,363
                                                                         -------------
                                                                                 5,707
                                                                         -------------

SEMICONDUCTORS & RELATED DEVICES -- 6.5%
Broadcom, Cl A*                                           46,000                 1,117
Xilinx                                                    82,000                 2,036
                                                                         -------------
                                                                                 3,153
                                                                         -------------

SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH -- 0.3%
Affymetrix                                                18,676                   147
                                                                         -------------
                                                                                   147
                                                                         -------------

TELEVISION BROADCASTING STATIONS -- 4.9%
IAC/InterActive*                                         134,700                 2,352
                                                                         -------------
                                                                                 2,352
                                                                         -------------

WEB PORTALS/ISP -- 11.1%
Google, Cl A*                                              4,530                 2,146
Yahoo!*                                                  161,000                 3,202
                                                                         -------------
                                                                                 5,348
                                                                         -------------

TOTAL COMMON STOCK
     (Cost $41,676)(000)                                                        47,265
                                                                         -------------

REPURCHASE AGREEMENT-- 1.1%
Morgan Stanley (A)
    1.750%, dated 07/31/08, to be
    repurchased on 08/01/08, repurchase price
    $534,968 (collateralized by a U.S. Treasury
    Note, par value $458,685 2.375%,
    01/15/25; total market value: $545,641)
                                                       $     535                   535
                                                                         -------------

TOTAL REPURCHASE AGREEMENT
     (Cost $535)(000)                                                              535
                                                                         -------------

TOTAL INVESTMENTS -- 99.3%
    (Cost $42,211)(000) +                                                $      47,800
                                                                         =============


                                   PERCENTAGES ARE BASED ON NET ASSETS OF $48,128,106.
                                   * NON-INCOME PRODUCING SECURITY
                                   (A) TRI-PARTY REPURCHASE AGREEMENT
                                   CL -- CLASS
                                   ISP -- INTERNET SERVICE PROVIDER


+AT JULY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $42,211,315 AND THE UNREALIZED APPRECIATION AND depreciation were $13,507,489 and $(7,918,934), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


1-888-462-5386                        4                         www.oakfunds.com

Schedule of Investments (Unaudited)

JULY 31, 2008

--------------------------------------------------------------------------------------
River Oak Discovery Fund
--------------------------------------------------------------------------------------
                                                                             Market
Description                                              Shares            Value (000)
--------------------------------------------------------------------------------------
COMMON STOCK-- 90.1%

AMUSEMENT AND RECREATIONAL SERVICES-- 2.1%
WMS Industries*                                            4,500         $         127
                                                                         -------------
                                                                                   127
                                                                         -------------

CHEMICALS & CHEMICAL PREPARATIONS -- 2.0%
Polypore International*                                    4,500                   118
                                                                         -------------
                                                                                   118
                                                                         -------------

CONSUMER WIRELESS DEVICES -- 0.8%
Viasat*                                                    2,100                    48
                                                                         -------------
                                                                                    48
                                                                         -------------

E-COMMERCE - SERVICES -- 6.4%
Gmarket ADR*                                               8,600                   184
MercadoLibre*                                              5,500                   197
                                                                         -------------
                                                                                   381
                                                                         -------------

FIBER CANS, DRUMS, TUBES & SIMILAR PRODUCTS-- 2.1%
Grief, Cl A                                                2,000                   122
                                                                         -------------
                                                                                   122
                                                                         -------------

INVESTMENT RESEARCH -- 2.0%
Morningstar*                                               1,900                   120
                                                                         -------------
                                                                                   120
                                                                         -------------

LABORATORY ANALYTICAL INSTRUMENTS-- 3.6%
Illumina*                                                  2,300                   214
                                                                         -------------
                                                                                   214
                                                                         -------------

Measuring & Controlling Devices-- 0.4%
OYO Geospace*                                                500                    23
                                                                         -------------
                                                                                    23
                                                                         -------------

OIL, GAS FIELD SERVICES -- 6.3%
Helix Energy Solutions Group*                              4,000                   128
Oceaneering International*                                 1,900                   115
Willbros Group*                                            3,500                   132
                                                                         -------------
                                                                                   375
                                                                         -------------

ORTHOPEDIC, PROSTHETIC & SURGICAL APPLIANCES & SUPPLIES -- 3.8%
Integra Lifesciences*                                      4,900                   224
                                                                         -------------
                                                                                   224
                                                                         -------------

PACKAGING PAPER AND PLASTICS FILM,
    COATED AND LAMINATED -- 2.1%
Raven Industries                                           3,300                   125
                                                                         -------------
                                                                                   125
                                                                         -------------

RETAIL - JEWELRY STORES -- 2.8%
Blue Nile*                                                 4,400                   169
                                                                         -------------
                                                                                   169
                                                                         -------------

SECURITY BROKERS, DEALERS &
     FLOTATION COMPANIES -- 0.5%
GFI Group                                                  3,000                    30
                                                                         -------------
                                                                                    30
                                                                         -------------

                                                                             Market
Description                                              Shares            Value (000)
--------------------------------------------------------------------------------------
SEMICONDUCTORS & RELATED DEVICES-- 11.4%
Evergreen Solar*                                          18,700         $         175
Formfactor*                                               10,900                   190
JA Solar Holdings ADR*                                     6,700                   102
Varian Semiconductor
    Equipment Associates*                                  7,350                   215
                                                                         -------------
                                                                                   682
                                                                         -------------

SERVICES - BUSINESS SERVICES -- 6.7%
Ctrip.com International ADR                                5,200                   234
EnerNOC*                                                  10,400                   168
                                                                         -------------
                                                                                   402
                                                                         -------------

SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH-- 3.1%
Icon ADR*                                                  2,300                   185
                                                                         -------------
                                                                                   185
                                                                         -------------

SERVICES - COMPUTER PROGRAMMING SERVICES-- 2.8%
Patni Computer Systems ADR                                16,400                   170
                                                                         -------------
                                                                                   170
                                                                         -------------

SERVICES - PREPACKAGED SOFTWARE -- 2.8%
Omniture*                                                  9,700                   168
                                                                         -------------
                                                                                   168
                                                                         -------------

SYSTEMS -  COMPUTER INTEGRATED
   SYSTEMS DESIGN -- 7.7%
F5 Networks*                                               7,300                   213
Itron*                                                     2,700                   249
                                                                         -------------
                                                                                   462
                                                                         -------------

WEB PORTALS/ISP -- 14.8%
Factset Research Systems                                   4,900                   282
Netease.com ADR*                                          11,800                   268
Sina*                                                      7,300                   330
                                                                         -------------
                                                                                   880
                                                                         -------------

WELL EQUIPMENT -- 1.1%
CARBO Ceramics                                             1,200                    66
                                                                         -------------
                                                                                    66
                                                                         -------------

WHOLESALE - MEDICAL, DENTAL &
   HOSPITAL EQUIPMENT & SUPPLIES  -- 1.8%
Conceptus*                                                 6,200                   106
                                                                         -------------
                                                                                   106
                                                                         -------------

WOMEN'S, CHILDREN'S &
   INFANT'S CLOTHING ACCESSORIES  -- 3.0%
Gymboree*                                                  4,700                   176
                                                                         -------------
                                                                                   176
                                                                         -------------
TOTAL COMMON STOCK
     (Cost $5,288)(000)                                                          5,373
                                                                         -------------


1-888-462-5386                        5                         www.oakfunds.com

Schedule of Investments (Unaudited)

JULY 31, 2008

--------------------------------------------------------------------------------------
River Oak Discovery Fund
--------------------------------------------------------------------------------------
                                                                             Market
Description                                         Face Amount (000)       Value (000)
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 11.3%
Morgan Stanley (A)
    1.750%, dated 07/31/08, to be
    repurchased on 08/01/08, repurchase price
    $676,624 (collateralized by a U.S. Treasury
    Note, par value $580,141, 2.375%,
    01/15/25; total market value: $690,123)
                                                       $     677         $         677
                                                                         -------------
TOTAL REPURCHASE AGREEMENT
     (Cost $677)(000)                                                              677
                                                                         -------------
TOTAL INVESTMENTS -- 101.4%
    (Cost $5,965)(000) +                                                 $       6,050
                                                                         =============


                                    PERCENTAGES ARE BASED ON NET ASSETS OF $6,027,660.
                                    * NON-INCOME PRODUCING SECURITY
                                    (A) TRI-PARTY REPURCHASE AGREEMENT
                                    ADR-- AMERICAN DEPOSITARY RECEIPT
                                    CL-- CLASS
                                    ISP-- INTERNET SERVICE PROVIDER


+AT JULY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $6,022,031 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $686,649 AND $(659,041), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


1-888-462-5386                        6                         www.oakfunds.com

Schedule of Investments (Unaudited)

JULY 31, 2008

--------------------------------------------------------------------------------------
Red Oak Technology Select Fund
--------------------------------------------------------------------------------------
                                                                             Market
Description                                              Shares            Value (000)
--------------------------------------------------------------------------------------
COMMON STOCK-- 99.3%

BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) -- 3.7%
Invitrogen*                                               54,000         $       2,395
                                                                         -------------
                                                                                 2,395
                                                                         -------------

COMPUTER COMMUNICATIONS EQUIPMENT-- 10.0%
Cisco Systems*                                           133,000                 2,925
Juniper Networks*                                        139,000                 3,618
                                                                         -------------
                                                                                 6,543
                                                                         -------------

COMPUTER PERIPHERAL EQUIPMENT-- 3.9%
Lexmark International, Cl A*                              73,000                  2,561
                                                                         -------------
                                                                                 2,561
                                                                         -------------

CONSULTING SERVICES -- 5.6%
Accenture, Cl A                                           88,200                 3,683
                                                                         -------------
                                                                                 3,683
                                                                         -------------

CONSUMER WIRELESS DEVICES -- 1.1%
Motorola                                                  81,000                   700
                                                                         -------------
                                                                                   700
                                                                         -------------

E-COMMERCE - SERVICES -- 17.5%
Amazon.com*                                               50,000                 3,817
eBay*                                                    146,000                 3,675
Expedia*                                                 205,000                 4,012
                                                                         -------------
                                                                                11,504
                                                                         -------------

ELECTRONIC COMPUTERS -- 9.7%
Apple*                                                    12,000                 1,907
Dell*                                                     63,000                 1,548
International Business Machines                           23,000                 2,943
                                                                         -------------
                                                                                 6,398
                                                                         -------------

RETAIL - JEWELRY STORES -- 4.0%
Blue Nile*                                                69,000                 2,658
                                                                         -------------
                                                                                 2,658
                                                                         -------------

SEMICONDUCTOR CAPITAL EQUIPMENT -- 10.0%
Applied Materials                                         90,000                 1,559
KLA-Tencor                                                56,000                 2,105
Novellus Systems*                                        142,000                 2,892
                                                                         -------------
                                                                                 6,556
                                                                         -------------


                                                         SHARES/             MARKET
Description                                         Face Amount (000)     Value (000)
--------------------------------------------------------------------------------------
SEMICONDUCTORS & RELATED DEVICES-- 14.6%
Broadcom, Cl A*                                           86,000         $       2,089
Intersil, Cl A                                            22,000                   531
National Semiconductor                                   154,000                 3,226
Taiwan Semiconductor
    Manufacturing ADR                                     89,310                   848
Texas Instruments                                         28,000                   683
Xilinx                                                    90,000                 2,235
                                                                         -------------
                                                                                 9,612
                                                                         -------------

SERVICES - PREPACKAGED SOFTWARE -- 3.8%
BMC Software*                                             41,700                 1,371
Symantec*                                                 53,000                 1,117
                                                                         -------------
                                                                                 2,488
                                                                         -------------

SYSTEMS - COMPUTER INTEGRATED SYSTEM DESIGN-- 2.4%
Electronic Data Systems                                   64,000                 1,588
                                                                         -------------
                                                                                 1,588
                                                                         -------------

TELEVISION BROADCASTING STATIONS -- 3.8%
IAC/InterActive*                                         142,000                 2,479
                                                                         -------------
                                                                                 2,479
                                                                         -------------

WEB PORTALS/ISP -- 9.2%
Google, Cl A*                                              6,200                 2,937
Yahoo!*                                                  155,100                 3,085
                                                                         -------------
                                                                                 6,022
                                                                         -------------

TOTAL COMMON STOCK
     (Cost $58,393)(000)                                                        65,187
                                                                         -------------

REPURCHASE AGREEMENT-- 0.8%
Morgan Stanley (A)
    1.750%, dated 07/31/08, to be
    repurchased on 08/01/08, repurchase price
    $536,594 (collateralized by a U.S. Treasury
    Note, par value $480,079, 2.375%,
    01/15/25; total market value: $547,299)
                                                       $     537                   537
                                                                         -------------
TOTAL REPURCHASE AGREEMENT
     (Cost $537)(000)                                                              537
                                                                         -------------
TOTAL INVESTMENTS -- 100.1%
    (Cost $58,930)(000) +                                                $      65,724
                                                                         =============


                                   PERCENTAGES ARE BASED ON NET ASSETS OF $65,651,464.
                                   * NON-INCOME PRODUCING SECURITY
                                   (A) TRI-PARTY REPURCHASE AGREEMENT
                                   ADR-- AMERICAN DEPOSITARY RECEIPT
                                   CL-- CLASS
                                   ISP-- INTERNET SERVICE PROVIDER

+AT JULY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $58,963,846 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $15,079,359 AND $(8,318,860), RESPECTIVELY.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


1-888-462-5386                        7                         www.oakfunds.com

Schedule of Investments (Unaudited)

JULY 31, 2008

--------------------------------------------------------------------------------------
Black Oak Emerging Technology Fund
--------------------------------------------------------------------------------------
                                                                             Market
Description                                              Shares            Value (000)
--------------------------------------------------------------------------------------
COMMON STOCK-- 97.7%

AMUSEMENT AND RECREATIONAL SERVICES-- 3.8%
International Game Technology                             22,300         $         484
WMS Industries*                                           22,300                   629
                                                                         -------------
                                                                                 1,113
                                                                         -------------

CONSUMER WIRELESS DEVICES -- 6.5%
Research In Motion*                                       15,300                 1,879
                                                                         -------------
                                                                                 1,879
                                                                         -------------

E-COMMERCE - SERVICES -- 4.6%
Gmarket ADR*                                              35,400                   759
MercadoLibre*                                             16,000                   574
                                                                         -------------
                                                                                 1,333
                                                                         -------------

ELECTRONIC COMPUTERS -- 5.4%
Apple*                                                     9,800                 1,558
                                                                         -------------
                                                                                 1,558
                                                                         -------------

FIBER OPTIC COMPONENTS -- 4.4%
Corning                                                   63,500                 1,271
                                                                         -------------
                                                                                 1,271
                                                                         -------------

LABORATORY ANALYTICAL INSTRUMENTS-- 4.3%
Illumina*                                                 13,500                 1,259
                                                                         -------------
                                                                                 1,259
                                                                         -------------

RADIOTELEPHONE COMMUNICATIONS -- 2.9%
Vimpel-Communications ADR*                                33,000                   833
                                                                         -------------
                                                                                   833
                                                                         -------------

SEMICONDUCTORS & RELATED DEVICES-- 18.7%
Evergreen Solar*                                          34,500                   322
First Solar*                                               3,600                 1,026
Formfactor*                                               44,500                   774
MEMC Electronic Materials*                                20,300                   938
Qualcomm                                                  27,600                 1,527
Varian Semiconductor
    Equipment Associates*                                 28,350                   829
                                                                         -------------
                                                                                 5,416
                                                                         -------------

SERVICES - BUSINESS SERVICES -- 3.9%
Ctrip.com International ADR                               24,900                 1,123
                                                                         -------------
                                                                                 1,123
                                                                         -------------


                                                         SHARES/             MARKET
Description                                         Face Amount (000)     Value (000)
--------------------------------------------------------------------------------------
SERVICES - COMPUTER PROGRAMMING SERVICES-- 11.7%
Cognizant Technology Solutions, Cl A*                     61,100         $       1,715
Infosys Technologies ADR                                  21,000                   827
Wipro ADR                                                 74,700                   841
                                                                         -------------
                                                                                 3,383
                                                                         -------------

SERVICES - PREPACKAGED SOFTWARE -- 5.5%
Cerner*                                                   19,300                   862
Citrix Systems*                                           28,200                   751
                                                                         -------------
                                                                                 1,613
                                                                         -------------

SURGICAL & MEDICAL INSTRUMENTS & APPARATUS-- 3.4%
Intuitive Surgical*                                        3,200                   996
                                                                         -------------
                                                                                   996
                                                                         -------------

SYSTEMS -  COMPUTER INTEGRATED
   SYSTEMS DESIGN -- 13.8%
F5 Networks*                                              36,200                 1,055
Itron*                                                    14,300                 1,320
Salesforce.com*                                           25,500                 1,627
                                                                         -------------
                                                                                 4,002
                                                                         -------------

WEB PORTALS/ISP -- 8.8%
Netease.com ADR*                                          51,100                 1,160
Sina*                                                     30,600                 1,384
                                                                         -------------
                                                                                 2,544
                                                                         -------------

TOTAL COMMON STOCK
     (Cost $24,641)(000)                                                        28,323
                                                                         -------------

REPURCHASE AGREEMENT-- 2.5%
Morgan Stanley (A)
    1.750%, dated 07/31/08, to be
    repurchased on 08/01/08, repurchase price
    $723,470 (collateralized by a U.S. Treasury
    Note, par value $620,308, 2.375%,
    01/15/25; total market value: $737,904)
                                                       $     723                   723
                                                                         -------------

TOTAL REPURCHASE AGREEMENT
     (Cost $723)(000)                                                              723
                                                                         -------------

TOTAL INVESTMENTS -- 100.2%
    (Cost $25,364)(000) +                                                $      29,046
                                                                         =============


                                   PERCENTAGES ARE BASED ON NET ASSETS OF $28,996,512.
                                   * NON-INCOME PRODUCING SECURITY
                                   (A) TRI-PARTY REPURCHASE AGREEMENT
                                   ADR-- AMERICAN DEPOSITARY RECEIPT
                                   CL-- CLASS
                                   ISP-- INTERNET SERVICE PROVIDER


+AT JULY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $25,579,735 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,189,037 AND $(2,722,987), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


1-888-462-5386                        8                         www.oakfunds.com

Schedule of Investments (Unaudited)

JULY 31, 2008

--------------------------------------------------------------------------------------
Live Oak Health Sciences Fund
--------------------------------------------------------------------------------------
                                                                             Market
Description                                              Shares            Value (000)
--------------------------------------------------------------------------------------
COMMON STOCK-- 99.1%++

BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) -- 24.0%
Amgen*                                                    21,500         $       1,347
Biogen Idec*                                               5,000                   349
Cell Genesys*                                             78,495                   249
Genentech*                                                 7,100                   676
Genzyme*                                                   9,500                   728
Invitrogen*                                               24,100                 1,069
                                                                         -------------
                                                                                 4,418
                                                                         -------------

ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS-- 4.9%
Medtronic                                                 17,000                   898
                                                                         -------------
                                                                                   898
                                                                         -------------

HOSPITAL & MEDICAL SERVICE PLANS -- 5.1%
UnitedHealth Group                                        21,000                   590
WellPoint*                                                 6,800                   357
                                                                         -------------
                                                                                   947
                                                                         -------------

LABORATORY ANALYTICAL INSTRUMENTS-- 4.8%
Waters*                                                   13,000                   883
                                                                         -------------
                                                                                   883
                                                                         -------------

ORTHOPEDIC, PROSTHETIC &
   SURGICAL APPLIANCES & SUPPLIES -- 0.7%
Stryker                                                    2,000                   128
                                                                         -------------
                                                                                   128
                                                                         -------------

PHARMACEUTICAL PREPARATIONS -- 34.3%
AstraZeneca ADR                                            8,000                   388
Corcept Therapeutics*                                     64,244                   119
Eli Lilly                                                 15,000                   707
GlaxoSmithKline ADR                                        2,700                   126
Johnson & Johnson                                         10,000                   685
King Pharmaceuticals*                                     42,000                   483
Medicis Pharmaceutical, Cl A                              33,400                   613
Pfizer                                                    35,000                   653
Sanofi-Aventis ADR                                        12,500                   437
Teva Pharmaceutical
     Industries ADR                                       26,700                 1,197
Watson Pharmaceuticals*                                   31,400                   908
                                                                         -------------
                                                                                 6,316
                                                                         -------------

SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL
   RESEARCH -- 1.3%
Affymetrix                                                31,000                   244
                                                                         -------------
                                                                                   244
                                                                         -------------


                                                         SHARES/             MARKET
Description                                         Face Amount (000)     Value (000)
--------------------------------------------------------------------------------------
SERVICES - COMPUTER PROCESSING -- 1.7%
IMS Health                                                15,000         $         313
                                                                         -------------
                                                                                   313
                                                                         -------------

SURGICAL & MEDICAL INSTRUMENTS & APPARATUS-- 11.0%
Boston Scientific*                                        40,000                   476
Covidien                                                  20,700                 1,019
Techne*                                                    6,700                   533
                                                                         -------------
                                                                                 2,028
                                                                         -------------

WHOLESALE - DRUGS, PROPRIETARIES
   & DRUGGISTS' SUNDRIES -- 11.3%
AmerisourceBergen                                         23,400                   980
Cardinal Health                                            4,300                   231
PharMerica*                                               36,442                   862
                                                                         -------------
                                                                                 2,073
                                                                         -------------

TOTAL COMMON STOCK
     (Cost $15,314)(000)                                                        18,248
                                                                         -------------

REPURCHASE AGREEMENT-- 0.8%
Morgan Stanley (A)
    1.750%, dated 07/31/08, to be
    repurchased on 08/01/08, repurchase price
    $149,634 (collateralized by a U.S. Treasury
    Note, par value $128,297, 2.375%,
    01/15/25; total market value: $152,620)
                                                       $     150                   150
                                                                         -------------

TOTAL REPURCHASE AGREEMENT
     (Cost $150)(000)                                                              150
                                                                         -------------

TOTAL INVESTMENTS -- 99.9%
    (Cost $15,464)(000) +                                                $      18,398
                                                                         =============


                                   PERCENTAGES ARE BASED ON NET ASSETS OF $18,410,364.
                                   * NON-INCOME PRODUCING SECURITY
                                   (A) TRI-PARTY REPURCHASE AGREEMENT
                                   ADR -- AMERICAN DEPOSITARY RECEIPT
                                   CL -- CLASS
                                   ++ MORE NARROW INDUSTRIES ARE UTILIZED FOR
                                   COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS
                                   ARE UTILIZED FOR REPORTING PURPOSES.

+At July 31, 2008, the tax basis cost of the Fund's investments was $15,464,420 and the unrealized appreciation and depreciation were $4,912,648 and $(1,978,798), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


1-888-462-5386                        9                         www.oakfunds.com

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           Oak Associates Funds

                                       /s/  Leslie Manna
By (Signature and Title)               -----------------------
                                       Leslie Manna, President

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                       /s/ Leslie Manna
By (Signature and Title)               -----------------------
                                       Leslie Manna, President

Date: September 19, 2008


By (Signature and Title)               /s/ Eric Kleinschmidt
                                       --------------------------
                                       Eric Kleinschmidt, Treasurer and CFO

Date: September 19, 2008